Consolidated Statments of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Activities:
Net income	$ 435,670	$ 413,566	$ 311,580
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	128,012	121,179	108,668
Debt placement fee amortization	2,087	1,831	1,401
Loss on sale and retirement of assets	12,625	8,599	1,062
Equity earnings	(2,961)	(6,763)	(5,732)
Distributions from equity investments	2,961	5,598	4,853
Equity-based incentive compensation expense	21,036	17,710	18,899
Settlement cost and amortization of prior service credit and actuarial loss	2,962	1,117	106
Changes in components of operating assets and liabilities (Note 3)	42,699	14,486	(16,181)
Net cash provided by operating activities	645,091	577,323	424,656
Property, plant and equipment:
Additions to property, plant and equipment	(354,168)	(199,665)	(221,419)
Proceeds from sale and disposition of assets	1,056	6,299	8,300
Increase (decrease) in accounts payable related to capital expenditures	55,133	2,126	(3,432)
Acquisitions of businesses	0	0	(291,292)
Acquisition of tank bottom inventory	0	0	(53,017)
Acquisition of assets	0	(17,807)	(29,300)
Acquisition of non-controlling owners' interests	0	(40,500)	0
Investment in non-controlled entities	(74,934)	(8,094)	0
Distributions in excess of equity investment earnings	4,832	0	0
Other	0	(1,100)	0
Net cash used by investing activities	(368,081)	(258,741)	(590,160)
Financing Activities:
Distributions paid	(403,485)	(350,892)	(318,817)
Net repayments under revolver	0	(15,000)	(86,600)
Borrowings under long-term notes	248,345	260,914	298,899
Debt placement costs	(2,552)	(4,575)	(2,378)
Net receipt from interest rate derivatives	10,977	5,926	16,238
Increase (decrease) in outstanding checks	1,364	(5,408)	2,393
Settlement of tax withholdings on long-term incentive compensation	(13,001)	(7,410)	(3,371)
Issuance of limited partner units	0	0	258,407
Capital contributed by non-controlling owners	0	0	4,361
Costs associated with the simplification of capital structure	0	0	(313)
Net cash provided (used) by financing activities	(158,352)	(116,445)	168,819
Change in cash and cash equivalents	118,658	202,137	3,315
Cash and cash equivalents at beginning of period	209,620	7,483	4,168
Cash and cash equivalents at end of period	328,278	209,620	7,483
Supplemental non-cash financing activities:
Issuance of MMP limited partner units in settlement of long-term incentive plan awards	7,295	4,315	2,034
Non-cash capital contributed by non-controlling owners	$ 0	$ 0	$ 10,299